Share capital, stock options and other stock-based plans - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 168	$ 285
Share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	0	0
Compensation cost not yet recognized	$ 595
Compensation cost not yet recognized, period for recognition (in years)	1 year 6 months
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	3 years
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common shares on exercise of share units (in shares)	20,521	43,798